Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Schedule of commitments relating to vessels under construction

June 30, 2022
Period
Not later than one year	144,371
Later than one year and not later than three years	351,426
Later than three years and not later than five years	246,196
Total	741,993

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

June 30, 2022
Period
Not later than one year	580,030
Later than one year and not later than two years	408,284
Later than two years and not later than three years	334,206
Later than three years and not later than four years	304,958
Later than four years and not later than five years	227,182
Later than five years	267,423
Total	2,122,083